Note 54 Theoretical shares (Details) - shares		Dec. 31, 2025	Dec. 31, 2024
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1],[2]	71,356	79,985
Theoretical shares accumulated as of December 31	[2]	705,610	634,254
José Miguel Andrés Torrecillas [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	10,930	13,407
Theoretical shares accumulated as of December 31		158,385	147,455
Jaime Caruana Lacorte [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	7,959	11,350
Theoretical shares accumulated as of December 31		114,269	106,310
Enrique Casanueva Nárdiz [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1],[3]	3,894	0
Theoretical shares accumulated as of December 31	[3]	3,894	0
Sonia Dulá [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	5,279	5,042
Theoretical shares accumulated as of December 31		10,321	5,042
Raúl Galamba de Oliveira [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	8,944	10,423
Theoretical shares accumulated as of December 31		49,135	40,191
Belén Garijo López [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	6,598	9,401
Theoretical shares accumulated as of December 31		117,191	110,593
Connie Hedegaard [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	3,410	3,914
Theoretical shares accumulated as of December 31		10,587	7,177
Lourdes Maiz Carro [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	4,159	5,384
Theoretical shares accumulated as of December 31		81,136	76,977
Cristina de Parias Halcón [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1],[3]	2,915	0
Theoretical shares accumulated as of December 31	[3]	2,915	0
Ana Peralta Moreno [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	4,159	5,384
Theoretical shares accumulated as of December 31		51,872	47,713
Ana Revenga Shanklin [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	6,364	6,947
Theoretical shares accumulated as of December 31		37,525	31,161
Carlos Salazar Lomelín [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	2,998	3,882
Theoretical shares accumulated as of December 31		24,010	21,012
Jan Verplancke [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	3,747	4,851
Theoretical shares accumulated as of December 31		44,370	40,623

[1]
(1) The number of theoretical shares was calculated according to the average closing price of the BBVA share during the 60 trading sessions prior to the dates of the General Shareholders’ Meetings of March 21, 2025 and March 15, 2024 which were €11.45 and €8.84 per share, respectively.

[2]
(3) The total number of theoretical shares allocated during the 2024 financial year does not include 7,735 and 8,157 theoretical shares allocated to José Maldonado Ramos and Juan Pi Llorens, respectively, whose terms of office ended on March 15, 2024, and who after leaving office, in application of the system, received a total of 154,609 and 156,699 BBVA shares, respectively, which is equivalent to the total theoretical shares accumulated up to that date by each of them.

[3]	(2) Directors appointed by the General Shareholders’ Meeting held on March 15, 2024, therefore the allocation of theoretical shares was made for the first time in 2025.